UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

CLEARBRIDGE

VARIABLE MID CAP

PORTFOLIO

Your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Variable Mid Cap Portfolio for the six-month reporting period ended June 30, 2021. Please read on for Portfolio performance information during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	ClearBridge Variable Mid Cap Portfolio

Performance review

For the six months ended June 30, 2021, Class I shares of ClearBridge Variable Mid Cap Portfolio1 returned 16.19%. The Portfolio’s unmanaged benchmark, the Russell Midcap Indexi, returned 16.25% for the same period. The Lipper Variable Mid-Cap Core Funds Category Averageii returned 16.37% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
ClearBridge Variable Mid Cap Portfolio:
Class I	16.19%
Class II	16.03%
Russell Midcap Index	16.25%
Lipper Variable Mid-Cap Core Funds Category Average	16.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.85% and 1.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.85% for Class I shares and 1.10% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

ClearBridge Variable Mid Cap Portfolio	III

Performance review (cont’d)

expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: The Portfolio invests in equity securities, which are subject to price and market fluctuations. Mid-cap stocks may be more volatile than large-cap stocks. Foreign investments are subject to special risks, including currency fluctuations, and political, social and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index

[i]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. The Russell 1000 Index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 41 funds in the Portfolio’s Lipper category.

IV	ClearBridge Variable Mid Cap Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2021 and December 31, 2020. The portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	16.19%	$1,000.00	$1,161.90	0.84%	$4.50	Class I	5.00%	$1,000.00	$1,020.63	0.84%	$4.21
Class II	16.03	1,000.00	1,160.30	1.08	5.78	Class II	5.00	1,000.00	1,019.44	1.08	5.41

2	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

ClearBridge Variable Mid Cap Portfolio

Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 2.3%
Entertainment — 2.3%
Endeavor Group Holdings Inc., Class A Shares	88,000	$2,438,480	*
Live Nation Entertainment Inc.	45,200	3,959,068	*
Total Communication Services		6,397,548
Consumer Discretionary — 15.0%
Auto Components — 4.2%
Aptiv PLC	57,100	8,983,543	*
Lear Corp.	15,020	2,632,706
Total Auto Components		11,616,249
Diversified Consumer Services — 1.2%
Service Corp. International	62,900	3,370,811
Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	112,240	2,958,646	*
Expedia Group Inc.	28,700	4,698,477	*
Total Hotels, Restaurants & Leisure		7,657,123
Household Durables — 0.3%
Purple Innovation Inc.	26,000	686,660	*
Internet & Direct Marketing Retail — 0.9%
Chewy Inc., Class A Shares	32,700	2,606,517	*
Leisure Products — 1.6%
Hasbro Inc.	46,400	4,385,728
Specialty Retail — 4.0%
Carvana Co.	17,300	5,221,486	*
Petco Health & Wellness Co. Inc.	60,000	1,344,600	*
Ross Stores Inc.	35,600	4,414,400
Total Specialty Retail		10,980,486
Total Consumer Discretionary		41,303,574
Consumer Staples — 4.2%
Food & Staples Retailing — 4.2%
Casey’s General Stores Inc.	28,200	5,488,848
Performance Food Group Co.	124,300	6,027,307	*
Total Consumer Staples		11,516,155
Energy — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
Pioneer Natural Resources Co.	38,000	6,175,760
Financials — 13.2%
Banks — 6.7%
Fifth Third Bancorp	134,100	5,126,643

See Notes to Financial Statements.

4	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

ClearBridge Variable Mid Cap Portfolio

Security	Shares	Value
Banks — continued
First Republic Bank	28,900	$5,409,213
Western Alliance Bancorp	85,000	7,892,250
Total Banks		18,428,106
Insurance — 4.7%
Arch Capital Group Ltd.	154,100	6,000,654	*
Hartford Financial Services Group Inc.	110,900	6,872,473
Total Insurance		12,873,127
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Starwood Property Trust Inc.	188,200	4,925,194
Total Financials		36,226,427
Health Care — 11.3%
Biotechnology — 1.0%
Horizon Therapeutics PLC	30,000	2,809,200	*
Health Care Providers & Services — 0.7%
Molina Healthcare Inc.	7,700	1,948,562	*
Life Sciences Tools & Services — 8.7%
Avantor Inc.	195,000	6,924,450	*
Bio-Techne Corp.	8,500	3,827,210
ICON PLC	11,800	2,439,178	*
Maravai LifeSciences Holdings Inc., Class A Shares	111,000	4,632,030	*
Syneos Health Inc.	65,900	5,897,391	*
Total Life Sciences Tools & Services		23,720,259
Pharmaceuticals — 0.9%
Catalent Inc.	22,600	2,443,512	*
Total Health Care		30,921,533
Industrials — 22.5%
Aerospace & Defense — 1.4%
Teledyne Technologies Inc.	9,100	3,811,353	*
Building Products — 5.4%
Masonite International Corp.	48,800	5,455,352	*
Resideo Technologies Inc.	136,000	4,080,000	*
Trane Technologies PLC	29,300	5,395,302
Total Building Products		14,930,654
Commercial Services & Supplies — 0.9%
Waste Connections Inc.	20,600	2,460,258
Construction & Engineering — 3.9%
API Group Corp.	265,000	5,535,850	*(a)
WillScot Mobile Mini Holdings Corp.	182,000	5,072,340	*
Total Construction & Engineering		10,608,190

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

ClearBridge Variable Mid Cap Portfolio

Security	Shares	Value
Electrical Equipment — 6.1%
AMETEK Inc.	23,900	$3,190,650
Regal Beloit Corp.	30,600	4,085,406
Shoals Technologies Group Inc., Class A Shares	57,100	2,027,050	*
Vertiv Holdings Co.	273,000	7,452,900
Total Electrical Equipment		16,756,006
Machinery — 1.9%
Rexnord Corp.	105,300	5,269,212
Professional Services — 1.5%
Clarivate PLC	150,000	4,129,500	*
Road & Rail — 1.4%
Old Dominion Freight Line Inc.	14,800	3,756,240
Total Industrials		61,721,413
Information Technology — 17.7%
Communications Equipment — 1.2%
Arista Networks Inc.	9,300	3,369,483	*
Electronic Equipment, Instruments & Components — 3.6%
CDW Corp.	23,600	4,121,740
Keysight Technologies Inc.	37,100	5,728,611	*
Total Electronic Equipment, Instruments & Components		9,850,351
IT Services — 1.8%
Black Knight Inc.	64,200	5,006,316	*
Semiconductors & Semiconductor Equipment — 4.7%
Marvell Technology Inc.	89,400	5,214,702
ON Semiconductor Corp.	130,200	4,984,056	*
SolarEdge Technologies Inc.	9,400	2,597,878	*
Total Semiconductors & Semiconductor Equipment		12,796,636
Software — 4.8%
Aspen Technology Inc.	23,400	3,218,436	*
Autodesk Inc.	10,400	3,035,760	*
Cloudera Inc.	130,000	2,061,800	*
DocuSign Inc.	6,300	1,761,291	*
Splunk Inc.	21,900	3,166,302	*
Total Software		13,243,589
Technology Hardware, Storage & Peripherals — 1.6%
NCR Corp.	92,600	4,223,486	*
Total Information Technology		48,489,861

See Notes to Financial Statements.

6	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

ClearBridge Variable Mid Cap Portfolio

Security		Shares	Value
Materials — 4.0%
Chemicals — 2.4%
Ashland Global Holdings Inc.		54,400	$4,760,000
Sensient Technologies Corp.		23,400	2,025,504
Total Chemicals			6,785,504
Containers & Packaging — 1.6%
Ball Corp.		53,600	4,342,672
Total Materials			11,128,176
Real Estate — 3.1%
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.		28,200	5,130,708
Americold Realty Trust		88,200	3,338,370
Total Real Estate			8,469,078
Utilities — 3.8%
Electric Utilities — 1.3%
Eversource Energy		44,600	3,578,704
Multi-Utilities — 2.5%
Ameren Corp.		53,600	4,290,144
DTE Energy Co.		19,300	2,501,280
Total Multi-Utilities			6,791,424
Total Utilities			10,370,128
Total Investments before Short-Term Investments (Cost — $159,683,977)			272,719,653

	Rate
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	1,488,429	1,488,429
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	372,107	372,107	(b)
Total Short-Term Investments (Cost — $1,860,536)			1,860,536
Total Investments — 100.0% (Cost — $161,544,513)			274,580,189
Other Assets in Excess of Liabilities — 0.0%††			9,280
Total Net Assets — 100.0%			$274,589,469

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

ClearBridge Variable Mid Cap Portfolio

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2021, the total market value of investments in Affiliated Companies was $372,107 and the cost was $372,107 (Note 8).

See Notes to Financial Statements.

8	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $161,172,406)	$274,208,082
Investments in affiliated securities, at value (Cost — $372,107)	372,107
Receivable for securities sold	707,772
Dividends and interest receivable	275,873
Receivable for Portfolio shares sold	37,664
Prepaid expenses	501
Total Assets	275,601,999

Liabilities:
Payable for securities purchased	688,450
Investment management fee payable	168,828
Payable for Portfolio shares repurchased	52,964
Service and/or distribution fees payable	37,429
Trustees’ fees payable	2,073
Accrued expenses	62,786
Total Liabilities	1,012,530
Total Net Assets	$274,589,469

Net Assets:
Par value (Note 7)	$95
Paid-in capital in excess of par value	145,390,474
Total distributable earnings (loss)	129,198,900
Total Net Assets	$274,589,469

Net Assets:
Class I	$92,158,773
Class II	$182,430,696

Shares Outstanding:
Class I	3,182,850
Class II	6,343,889

Net Asset Value:
Class I	$28.95
Class II	$28.76

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Dividends	$1,077,932
Interest from unaffiliated investments	78
Interest from affiliated investments	33
Less: Foreign taxes withheld	(1,282)
Total Investment Income	1,076,761

Expenses:
Investment management fee (Note 2)	985,973
Service and/or distribution fees (Notes 2 and 5)	217,509
Fund accounting fees	34,578
Transfer agent fees (Note 5)	16,594
Shareholder reports	16,304
Legal fees	16,253
Audit and tax fees	14,957
Trustees’ fees	6,341
Insurance	1,445
Custody fees	1,143
Interest expense	1
Miscellaneous expenses	2,462
Total Expenses	1,313,560
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(17)
Net Expenses	1,313,543
Net Investment Loss	(236,782)

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	17,778,813
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	21,318,723
Net Gain on Investments	39,097,536
Increase in Net Assets From Operations	$38,860,754

See Notes to Financial Statements.

10	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income (loss)	$(236,782)	$178,296
Net realized gain	17,778,813	7,321,585
Change in net unrealized appreciation (depreciation)	21,318,723	20,317,462
Increase in Net Assets From Operations	38,860,754	27,817,343

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,387,737)	(2,914,444)
Decrease in Net Assets From Distributions to Shareholders	(7,387,737)	(2,914,444)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	11,262,314	62,044,319
Reinvestment of distributions	7,387,737	2,914,444
Cost of shares repurchased	(22,677,941)	(77,302,278)
Decrease in Net Assets From Portfolio Share Transactions	(4,027,890)	(12,343,515)
Increase in Net Assets	27,445,127	12,559,384

Net Assets:
Beginning of period	247,144,342	234,584,958
End of period	$274,589,469	$247,144,342

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$25.62		$22.60	$17.26	$20.23	$19.07	$18.01

Income (loss) from operations:
Net investment income (loss)	(0.00)	[3]	0.05	0.10	0.08	0.08	0.10
Net realized and unrealized gain (loss)	4.13		3.33	5.58	(2.59)	2.35	1.57
Total income (loss) from operations	4.13		3.38	5.68	(2.51)	2.43	1.67

Less distributions from:
Net investment income	(0.01)		(0.06)	(0.13)	(0.10)	(0.09)	(0.16)
Net realized gains	(0.79)		(0.30)	(0.21)	(0.36)	(1.18)	(0.45)
Total distributions	(0.80)		(0.36)	(0.34)	(0.46)	(1.27)	(0.61)

Net asset value, end of period	$28.95		$25.62	$22.60	$17.26	$20.23	$19.07
Total return[4]	16.19%		15.35%	32.95%	(12.52)%	12.80%	9.34%

Net assets, end of period (000s)	$92,159		$83,084	$68,246	$50,796	$54,892	$44,315

Ratios to average net assets:
Gross expenses	0.84%[5]		0.85%	0.84%	0.86%	0.85%	0.87%
Net expenses[6]	0.84	[5,7]	0.85 [7]	0.84 [7]	0.85 [7]	0.85	0.87
Net investment income (loss)	(0.02)	[5]	0.26	0.48	0.40	0.42	0.55

Portfolio turnover rate	14%		54%	23%	36%	29%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$25.48	$22.48	$17.17	$20.12	$18.97	$17.87

Income (loss) from operations:
Net investment income (loss)	(0.04)	0.00 [3]	0.05	0.03	0.03	0.06
Net realized and unrealized gain (loss)	4.12	3.31	5.55	(2.58)	2.34	1.56
Total income (loss) from operations	4.08	3.31	5.60	(2.55)	2.37	1.62

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.08)	(0.04)	(0.04)	(0.07)
Net realized gains	(0.79)	(0.30)	(0.21)	(0.36)	(1.18)	(0.45)
Total distributions	(0.80)	(0.31)	(0.29)	(0.40)	(1.22)	(0.52)

Net asset value, end of period	$28.76	$25.48	$22.48	$17.17	$20.12	$18.97
Total return[4]	16.03%	15.10%	32.65%	(12.80)%	12.55%	9.11%

Net assets, end of period (000s)	$182,431	$164,060	$166,339	$88,901	$141,875	$125,380

Ratios to average net assets:
Gross expenses	1.08%[5]	1.10%	1.09%	1.11%	1.10%	1.12%
Net expenses[6]	1.08 [5,7]	1.10 [7]	1.09 [7]	1.10 [7]	1.10	1.12
Net investment income (loss)	(0.26) [5]	0.01	0.24	0.13	0.17	0.31

Portfolio turnover rate	14%	54%	23%	36%	29%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 1.15%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	13

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

14	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$272,719,653	—	—	$272,719,653
Short-Term Investments†	1,860,536	—	—	1,860,536
Total Investments	$274,580,189	—	—	$274,580,189

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

16	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. For Western Asset’s services to the Portfolio, LMPFA pays Western Asset monthly 0.02% of the portion of the Portfolio’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.85% and 1.10%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $17, all of which was an affiliated money market fund waiver.

18	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Portfolio’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$37,107,858
Sales	47,304,069

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$161,544,513	$113,106,496	$(70,820)	$113,035,676

4. Derivative instruments and hedging activities

During the six months ended June 30, 2021, the Portfolio did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$7,172
Class II	$217,509	9,422
Total	$217,509	$16,594

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$6
Class II	11
Total	$17

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class I	$24,967	$195,690
Class II	50,037	54,313
Total	$75,004	$250,003

Net Realized Gains:
Class I	$2,434,195	$964,760
Class II	4,878,538	1,699,681
Total	$7,312,733	$2,664,441

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

20	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	June 30, 2021		December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	110,980	$3,110,269	587,291	$11,428,657
Shares issued on reinvestment	86,075	2,459,162	56,986	1,160,450
Shares repurchased	(257,443)	(7,253,746)	(421,205)	(9,093,049)
Net increase (decrease)	(60,388)	$(1,684,315)	223,072	$3,496,058

Class II
Shares sold	284,455	$8,152,045	2,479,666	$50,615,662
Shares issued on reinvestment	173,664	4,928,575	89,155	1,753,994
Shares repurchased	(553,508)	(15,424,195)	(3,527,847)	(68,209,229)
Net decrease	(95,389)	$(2,343,575)	(959,026)	$(15,839,573)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$640,177	$5,309,929	5,309,929	$5,577,999	5,577,999

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$33	—	$372,107

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of

ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

22	ClearBridge Variable Mid Cap Portfolio 2021 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Portfolio and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	5,981,348,834	244,899,549
Andrew L. Breech	6,002,179,542	224,068,841
Althea L. Duersten	5,992,166,375	234,082,008
Stephen R. Gross	5,985,107,528	241,140,855
Susan M. Heilbron	5,972,898,124	253,350,259
Howard J. Johnson	5,972,990,414	253,257,968
Arnold L. Lehman	5,981,237,869	245,010,514
Robin J.W. Masters	6,004,137,733	222,110,650
Jerome H. Miller	5,985,092,839	241,155,543
Ken Miller	5,977,795,002	248,453,381
G. Peter O’Brien	5,988,225,486	238,022,897
Thomas F. Schlafly	5,980,117,822	246,130,561
Jane E. Trust	6,008,081,612	218,166,771

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

ClearBridge Variable Mid Cap Portfolio	23

ClearBridge

Variable Mid Cap Portfolio

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.

†	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

ClearBridge Variable Mid Cap Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

ClearBridge Variable Mid Cap Portfolio

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Variable Mid Cap Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04227 8/21 SR21-4200

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 17, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 17, 2021